UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	06/30
Date of reporting period:	06/30/07

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
19	Statement of Assets and Liabilities
20	Statement of Operations
21	Statement of Changes in Net Assets
22	Financial Highlights
23	Notes to Financial Statements
28	Report of Independent Registered
Public Accounting Firm
29	Important Tax Information
30	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
34	Board Members Information
36	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC California Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC California Municipal Money Market Fund, covering the 12-month period from July 1, 2006, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened.What’s more, a generally rising stock market has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of 2007. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and help to support yields of money market instruments near current levels. As always, your financial advisor can help you position your investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of July1, 2006, through June 30, 2007, as provided by Joseph Irace, Portfolio Manager

Market and Fund Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged throughout the reporting period in a generally slowing economic environment.

For the 12-month period ended June 30, 2007, Dreyfus BASIC California Municipal Money Market Fund produced a yield of 3.16% and, taking into account the effects of compounding, an effective yield of 3.21% .1

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality California exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

average weighted maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral average weighted maturity.

Interest Rates Stabilized as U.S. Economic Growth Moderated

In late June 2006, just days before the start of the reporting period, the Fed implemented its sixteenth consecutive increase of short term interest rates in its ongoing attempt to forestall inflationary pressures in a growing U.S. economy.As a result, the overnight federal funds rate rose to 5.25% . Over the summer of 2006, however, weakness in the housing and automotive sectors contributed to a more moderate rate of U.S. economic growth. In addition, inflationary pressures appeared to subside as energy prices retreated from their record highs.

Investors generally responded to these developments with expectations that a slower economy and lower inflation might prompt the Fed to begin reducing short-term interest rates sometime during 2007. The Fed lent credence to this view when it stopped raising interest rates and held them steady throughout the reporting period as it evaluated the impact of its previous rate hikes on the economy and inflation. In its public comments, the Fed repeatedly stated that it believed inflation was likely to moderate along with economic growth. With the Fed on hold, investor sentiment vacillated between expectations of a rate cut due to the economic slowdown and anticipation that stubborn inflation would cause the Fed to remain on the sidelines longer than previously expected.

In California, tax revenues have continued to increase in an expanding economy, helping to support a balanced operating budget, the state’s credit rating and prices of municipal securities.

Supply-and-Demand Forces Boosted Short-Term Yields

As short-term interest rates stabilized, tax-exempt money market yields traded within a relatively narrow range. However, variable-rate demand notes (“VRDNs”), on which yields are reset daily or weekly, provided higher yields than longer-term instruments at times during the reporting period.This relatively unusual phenomenon, known as an “inverted yield curve,” was primarily the result of supply-and-demand forces.

When the yield curve was inverted, we allocated a large percentage of the fund’s assets to VRDNs, with the remainder invested in municipal notes and seasoned municipal bonds.As yield differences subsequently began to normalize, we reduced the fund’s exposure to VRDNs and increased its holdings of tax-exempt commercial paper with maturities in the three- to five-month range.As a result, the fund’s weighted average maturity increased from a relatively short position to one that was longer than industry averages.

Fund Remains Positioned for an Unchanged Fed Policy

After the Fed’s meeting in June 2007, it continued to assert that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.”These remarks, together with mixed economic and inflation data, suggest to us that the Fed is unlikely either to raise or lower short-term interest rates anytime soon. In addition, we purchased some one-year municipal notes in June, which typically is a heavy month of issuance in California. We therefore intend to maintain the fund’s longer-than-average duration position until we see evidence that the Fed is ready to adjust monetary policy one way or the other.

July 16, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,016.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS June 30, 2007
Short-Term	Coupon	Maturity	Principal
Investments—113.2%	Rate (%)	Date	Amount ($)	Value ($)

California—102.1%
ABAG Finance Authority for
Non-Profit Corporations,
Revenue (Grauer Foundation for
Education Project) (LOC;
Comerica Bank)	3.74	7/7/07	4,000,000 [a]	4,000,000
Acalanes Union High School
District, GO Notes, Refunding
(Insured; FSA)	5.00	8/1/07	125,000	125,096
Adelanto Public Utility Authority,
Revenue, Refunding (Utility
System Project) (Insured;
AMBAC and Liquidity Facility;
Dexia Credit Locale)	3.88	7/1/07	6,000,000 [a]	6,000,000
Anaheim City School District,
GO Notes (Insured; FGIC)	5.00	8/1/07	150,000	150,128
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.75	7/9/07	6,000,000	6,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.75	7/9/07	6,000,000	6,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.76	7/9/07	3,000,000	3,000,000
California,
CP (Liquidity Facility: Bank
of Nova Scotia, KBC Bank,
Lloyds TSB Bank PLC, National
Australia Bank, Royal Bank of
Scotland PLC and Societe
Generale)	3.80	7/10/07	1,000,000	1,000,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California,
Economic Recovery Bonds	5.00	7/1/07	125,000	125,000
California,
Economic Recovery Bonds	5.00	1/1/08	285,000	286,785
California,
GO Notes	5.50	10/1/07	600,000	602,587
California,
GO Notes	6.30	10/1/07	300,000	301,964
California,
GO Notes	7.20	5/1/08	100,000	102,841
California,
GO Notes (Insured; Radian
Group and Liquidity Facility;
Citibank NA)	3.76	7/7/07	3,500,000 [a,b]	3,500,000
California,
GO Notes, Refunding	5.00	10/1/07	850,000	852,891
California,
Various Purpose GO Notes	11.00	12/1/07	600,000	617,657
California,
Various Purpose GO Notes	6.25	4/1/08	750,000	763,969
California,
Veterans GO Notes	4.65	12/1/07	100,000	100,423
California Department of Veteran
Affairs, Home Purchase Revenue	4.55	12/1/07	670,000	671,903
California Economic Development
Financing Authority, IDR
(Applied Aerospace Structures,
Corporation Project) (LOC;
American National Bank and
Trust Company of Chicago)	3.77	7/7/07	455,000 [a]	455,000
California Educational Facilities
Authority, Revenue, Refunding
(Art Center College of Design)
(LOC; Allied Irish Banks)	3.72	7/7/07	3,950,000 [a]	3,950,000
California Health Facilities
Financing Authority, Insured
Revenue (Sutter/CHS) (Insured;
AMBAC and Liquidity Facility:
ABN-AMRO and KBC Bank)	3.83	7/1/07	1,550,000 [a]	1,550,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	3.83	7/7/07	1,100,000 [a]	1,100,000
California Infrastucture and
Economic Development Bank,
Industrial Revenue (Nature
Kist Snacks Project) (LOC;
Wells Fargo Bank)	3.78	7/7/07	1,500,000 [a]	1,500,000
California Pollution Control
Financing Authority, PCR
(Evergreen Oil Inc. Project)
(LOC; Bank of The West)	3.81	7/7/07	900,000 [a]	900,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Company)
(LOC; Bank One)	3.84	7/1/07	8,000,000 [a]	8,000,000
California Pollution Control
Financing Authority, SWDR
(Greenwaste Recovery, Inc.
Project) (LOC; Comerica Bank)	3.83	7/7/07	2,000,000 [a]	2,000,000
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Union Bank of
California)	3.83	7/7/07	3,910,000 [a]	3,910,000
California School Boards
Association Finance
Corporation, COP, TRAN
(California School Cash
Reserve Program)
(Insured; AMBAC)	4.25	7/1/08	3,000,000 [c]	3,017,970
California State University
Institute, CP (LOC: JPMorgan
Chase Bank and State Street
Bank and Trust Co.)	3.65	9/4/07	1,361,000	1,361,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
California Statewide Communities
Development Authority,
California Communities TRAN
Program Note Participations
(Certain Local Agencies)
(Insured; FSA)	4.50	6/30/08	2,000,000 [c]	2,016,500
California Statewide Communities
Development Authority, MFHR
(Copeland Creek Apartments)
(Liquidity Facility; Goldman
Sachs Group Inc. and LOC;
Goldman Sachs Group Inc.)	3.83	7/7/07	400,000 [a,b]	400,000
California Statewide Communities
Development Authority, MFHR
(Vista Montana Apartments)
(Liquidity Facility; Merrill
Lynch Capital Services and
LOC; Merrill Lynch)	3.82	7/7/07	2,460,000 [a,b]	2,460,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	3.65	7/12/07	1,000,000	1,000,000
Fresno Unified School District,
GO Notes, Refunding
(Insured; MBIA)	5.85	2/1/08	100,000	101,167
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group and LOC;
IXIS Corporate and
Investment Bank)	3.83	7/7/07	3,920,585 [a,b]	3,920,585
Grossmont Union High School
District, GO Notes
(Insured; MBIA)	4.00	8/1/07	750,000	750,296
Hughson Unified School District,
GO Notes (Insured; FSA)	10.00	8/1/07	120,000	120,619
Los Angeles,
GO Notes, Refunding
(Insured; FSA)	4.00	9/1/07	150,000	150,012
Los Angeles County,
GO Notes, TRAN	4.50	6/30/08	1,550,000 [c]	1,561,889

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue,
Refunding (Insured; FSA)	5.25	7/1/07	150,000	150,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue (Insured; AMBAC)	5.90	7/1/07	650,000	650,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue (Insured; MBIA)	5.00	7/1/07	100,000	100,000
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax
Revenue, Refunding
(Insured; MBIA)	5.00	7/1/07	280,000	280,000
Los Angeles County School and
Community College Districts,
Pooled TRANS Participation
Certificates (Los Angeles
County Schools Pooled
Financing Program)	4.50	6/30/08	1,500,000 [c]	1,512,660
Los Angeles Department of Water
and Power, Power System Revenue	4.50	7/1/07	145,000	145,000
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Calko
Steel Inc. Project) (LOC;
Comerica Bank)	3.78	7/7/07	2,050,000 [a]	2,050,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	3.62	8/1/07	1,000,000	1,000,000
Los Angeles Unified School District,
GO Notes (Insured; FGIC)	4.30	7/1/07	100,000	100,000
Los Angeles Unified School District,
GO Notes (Insured; MBIA)	5.00	7/1/07	100,000	100,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Los Angeles Unified School
District, GO Notes, TRAN	4.25	12/3/07	400,000	400,933
M-S-R Public Power Agency,
Revenue, Refunding (San Juan
Project) (Insured; MBIA)	4.00	7/1/07	200,000	200,000
Menlo Park City School District,
GO Notes (Insured; FSA)	12.00	7/1/07	200,000	200,000
Modesto Irrigation District
Financing Authority, Domestic
Water Project Revenue
(Insured; MBIA and Liquidity
Facility; DEPFA Bank PLC)	3.77	7/7/07	3,950,000 [a,b]	3,950,000
New Haven Unified School District,
GO Notes, Refunding
(Insured; FSA)	12.00	8/1/07	350,000	352,467
Norco Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Norco Redevelopment
Project Area Number One)
(Insured; MBIA)	3.80	3/1/08	175,000	175,000
Orange County,
Airport Revenue, Refunding
(Insured; MBIA)	6.00	7/1/07	100,000	100,000
Orange County,
Recovery COP (Insured; MBIA)	6.00	7/1/07	100,000	100,000
Pasadena Unified School District,
GO Notes, Refunding
(Insured; FGIC)	5.00	11/1/07	200,000	200,708
Petaluma City (Elementary) School
District, GO Notes, TRAN	4.50	7/10/07	200,000	200,021
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation
Revenue, Refunding (Los
Medanos Community Development
Project) (Insured; AMBAC)	4.00	9/1/07	535,000	535,436
Pomona Unified School District,
GO Notes, Refunding
(Insured; MBIA)	5.95	8/1/07	135,000	135,248
Ravenswood City School District,
GO Notes, TRAN	4.00	7/1/08	2,400,000 [c]	2,406,912

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Redlands Financing Authority,
Water Revenue, Refunding
(Insured; FSA)	4.40	9/1/07	115,000	115,162
Sacramento County,
GO Notes, TRAN	4.50	7/17/07	130,000	130,043
Sacramento County Sanitation
Districts Financing Authority,
Revenue, Refunding (Sacramento
Regional County Sanitation
District) (Insured; FGIC and
Liquidity Facility; Morgan
Stanley Bank)	3.77	7/7/07	4,425,000 [a,b]	4,425,000
Sacramento Metropolitan Fire
District, GO Notes, TRAN	4.25	6/30/08	3,000,000 [c]	3,015,780
Sacramento Municipal Utility
District, Electric Revenue,
Refunding (Insured; FSA)	5.00	8/15/07	100,000	100,157
Salinas Valley Solid Waste
Authority, Revenue
(Insured; AMBAC)	5.00	8/1/07	535,000	535,618
San Diego,
Water Utility Fund Net System
Revenue (Insured; FGIC)	4.40	8/1/07	250,000	250,102
San Diego County,
COP (Friends of Chabad
Lubavitch) (LOC; Comerica Bank)	3.72	7/7/07	1,600,000 [a]	1,600,000
San Diego County and School
District, TRAN (Note Program
Note Participations)	4.50	6/30/08	2,620,000 [c]	2,642,060
San Diego County Water Authority,
CP (Liquidity Facility; Dexia
Credit Locale)	3.70	9/13/07	1,000,000	1,000,000
San Francisco City and County
Airport Commission, San
Francisco International
Airport Second Series Revenue
(Issue 15A) (Insured; FSA)	5.50	5/1/08	140,000	141,754
San Ysidro School District,
COP (School Facilities
Project) (Insured; MBIA)	4.05	9/1/07	100,000	100,082

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Santa Ana Financing Authority,
LR, Refunding (Police
Administration and Holding
Facility) (Insured; MBIA)	4.00	7/1/07	940,000	940,000
South Orange County Public
Financing Authority, Special
Tax Revenue (Foothill Area)
(Insured; FGIC)	7.50	8/15/07	300,000	301,429
Southern California Rapid Transit
District, Special Benefit
Assessment District A1 Revenue
(Insured; AMBAC)	5.90	9/1/07	250,000	250,858
Stockton Community Facilities
District, Special Tax Revenue
(Arch Road East Community
Facilities District Number
99-02) (LOC; Wells Fargo Bank)	3.68	7/7/07	2,335,000 [a]	2,335,000
Temecula Valley Unified School
District, GO Notes, Refunding
(Insured; FSA)	6.00	8/1/07	200,000	200,373
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	3.72	7/7/07	2,695,000 [a]	2,695,000
U.S. Related—11.1%
Guam,
Limited Obligation Section 30
Revenue (Insured; FSA)	3.70	12/1/07	225,000	225,018
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.79	7/7/07	6,000,000 [a,b]	6,000,000
Puerto Rico Aqueduct and Sewer
Authority, Revenue, Refunding
(Insured; MBIA)	6.00	7/1/07	165,000	165,011
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	6.50	7/1/07	175,000	175,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement GO Notes
(Insured; MBIA)	5.75	7/1/08	240,000	244,708
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; FGIC)	5.00	7/1/07	540,000	540,004
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	4.40	7/1/07	100,000	100,000
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/07	100,000	100,000
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.20	7/1/07	140,000	140,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	4.50	7/1/07	350,000	350,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	5.25	7/1/07	100,000	100,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	5.50	7/1/07	125,000	125,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	7.00	7/1/07	1,200,000	1,200,000
Puerto Rico Electric Power
Authority, Power Revenue,
Refunding (Insured; MBIA)	7.00	7/1/07	150,000	150,000
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/07	340,000	340,000
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	4.30	7/1/07	375,000	375,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	4.30	7/1/07	50,000	50,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Authority, Higher
Education Revenue (Inter
American University of Puerto
Rico Project) (Insured; MBIA)	5.00	10/1/07	100,000	100,338
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	4.00	8/1/07	835,000	835,250
Puerto Rico Municipal Finance
Agency, GO Notes (Insured; FSA)	5.50	8/1/07	150,000	150,243
Puerto Rico Municipal Finance
Agency, GO Notes, Refunding	5.50	8/1/07	300,000	300,466
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue
(Insured; MBIA)	4.65	7/1/07	200,000	200,000

Total Investments (cost $122,215,123)			113.2%	122,215,123

Liabilities, Less Cash and Receivables			(13.2%)	(14,222,425)

Net Assets			100.0%	107,992,698

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $24,655,585 or 22.8% of net assets.
[c] Purchased on a delayed delivery basis.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	80.2
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	19.8
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007
	Cost	Value

Assets ($):
Investment in securities—See Statement of Investments	122,215,123	122,215,123
Cash		1,604,585
Interest receivable		740,883
		124,560,591

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		11,268
Payable for investment securities purchased		16,173,771
Dividend payable		282,854
Payable for shares of Beneficial Interest redeemed		100,000
		16,567,893

Net Assets ($)		107,992,698

Composition of Net Assets ($):
Paid-in capital		107,953,321
Accumulated net realized gain (loss) on investments		39,377

Net Assets ($)		107,992,698

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		107,953,321
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 19

STATEMENT OF OPERATIONS Year Ended June 30, 2007
Investment Income ($):
Interest Income	4,122,293
Expenses:
Management fee—Note 2	514,214
Total Expenses	514,214
Investment Income—Net	3,608,079

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	39,377
Net Increase in Net Assets Resulting from Operations	3,647,456

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2007	2006

Operations ($):
Investment income—net	3,608,079	1,826,370
Net realized gain (loss) on investments	39,377	25,009
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,647,456	1,851,379

Dividends to Shareholders from ($):
Investment income—net	(3,632,117)	(1,826,370)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	457,305,950	337,774,914
Dividends reinvested	1,585,060	981,586
Cost of shares redeemed	(422,980,781)	(338,855,401)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	35,910,229	(98,901)
Total Increase (Decrease) in Net Assets	35,925,568	(73,892)

Net Assets ($):
Beginning of Period	72,067,130	72,141,022
End of Period	107,992,698	72,067,130

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.032	.025	.014	.005	.008
Distributions:
Dividends from investment income—net	(.032)	(.025)	(.014)	(.005)	(.008)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.21	2.50	1.34	.53	.84

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.46	.45	.45
Ratio of net investment income
to average net assets	3.16	2.49	1.37	.52	.83

Net Assets, end of period ($ x 1000)	107,993	72,067	72,141	57,791	75,393

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, California income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the fund’s shares, which are sold to the public without a sales charge.Effective June 30,2007,the Distributor became known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management believes that the application of this standard will not have a material impact on the financial statements of the fund.

At June 30, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2007 and June 30, 2006, were all tax exempt income.

During the period ended June 30, 2007, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $24,038 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meetings and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $11,268.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2007, the fund did not borrow under the Facility.

The Fund 27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York August 6, 2007

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2007 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are California residents, California personal income taxes).As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, which will be mailed by January 31, 2008.

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on January 31 and February 1, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load California tax-exempt money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional California tax-exempt money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2006, and noted that the fund’s total return performance was the top performer in the Performance Group and above the Performance Universe medians for each of the periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund was the only fund in the Expense Group with a “unitary fee” structure. The Board also noted that the fund’s management fee was above the Expense Group and Expense Universe medians and the expense ratio was below the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Funds”). They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Board analyzed differences

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee”structure.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2008.

The Fund 33

BOARD MEMBERS INFORMATION ( U n a u d i t e d )

Joseph S. DiMartino (63)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
• Senior Advisor to Ivory Investment Management, L.P., a registered investment adviser to three private funds.

No. of Portfolios for which Board Member Serves: 165 ———————

James M. Fitzgibbons (72)
Board Member (1983)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 24 ———————

J. Tomlinson Fort (79)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-present)
Other Board Memberships and Affiliations:
• Allegheny College, Emeritus Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 24 ———————

Kenneth A. Himmel (61)
Board Member (1998)

Principal Occupation During Past 5 Years:
• President and CEO, Related Urban Development, a real estate development company
(1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 24

Stephen J. Lockwood (60)
Board Member (1993)

Principal Occupation During Past 5 Years:

  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)

No. of Portfolios for which Board Member Serves: 24 ———————

Roslyn M. Watson (57)
Board Member (1992)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)

Other Board Memberships and Affiliations:

  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee

No. of Portfolios for which Board Member Serves: 24 ———————

Benaree Pratt Wiley (61)
Board Member (1998)

Principal Occupation During Past 5 Years:

  Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Blue Cross Blue Shield of Massachusetts, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 33 ———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 35

OFFICERS OF THE FUND ( U n a u d i t e d )

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 83 investment companies (comprised of 165 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 83 investment companies (compromised of 165 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corperation, each of which is an affiliate of the Manager. He is 60 years old and has been employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (84 investment companies, comprised of 181 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 80 investment companies (comprised of 177 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

The Fund 37

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
23	Report of Independent Registered
Public Accounting Firm
24	Important Tax Information
25	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
29	Board Members Information
31	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC Massachusetts Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the 12-month period from July 1, 2006, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened.What’s more, a generally rising stock market has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of 2007. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and help to support yields of money market instruments near current levels. As always, your financial advisor can help you position your investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2006, through June 30, 2007, as provided by J. Christopher Nicholl, Portfolio Manager

Fund and Market Performance Overview

Money market yields remained relatively stable over the reporting period in an environment characterized by moderating economic growth and no change in monetary policy by the Federal Reserve Board (the “Fed”).

For the 12-month period ended June 30, 2007, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced a yield of 3.16% .Taking into account the effects of compounding, the fund also produced an effective yield of 3.21% .1

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

the fund’s weighted average maturity to maintain current yields for as long as practical.At other times, we try to maintain a neutral weighted average maturity.

Steady Fed Policy Has Supported Tax-Exempt Yields

After 16 consecutive increases in short-term interest rates between June 2004 and June 2006, the Fed held the overnight federal funds rate steady at 5.25% throughout the reporting period.The Fed’s sustained pause reflected its desire to monitor the effects of its previous rate hikes on the economy and inflation before taking further action.With the Fed on hold, yields of tax-exempt money market instruments remained in a relatively tight trading range.

In the meantime, U.S. economic growth moderated as housing markets faltered and consumer spending softened. After growing moderately during the second half of 2006, the U.S. economy expanded at an annualized rate of 0.7% in the first quarter of 2007, its slowest pace in several years.Yet, inflation remained stubbornly above the Fed’s comfort zone for most of the reporting period, as a robust labor market put upward pressure on wages and rising food and energy costs pushed consumer prices higher in the spring. In this environment of mixed economic and inflation data, investor sentiment shifted relatively frequently between a belief that the Fed was likely to begin reducing interest rates to avoid recession and expectations that the Fed would remain on the sidelines longer than expected to wring inflationary pressures out of the economy.

Even as the national economy slowed, Massachusetts’ personal income tax revenues rose during the reporting period, reflecting the state’s diverse economic base.As a result, budget reserves have grown and the state’s credit rating has been stable.

Supply-and-Demand Forces Boosted Short-Term Yields

As issuance patterns in the short-term market have changed, due to the continued creation of short-term “tender option bonds” (long-term municipal bonds that have been structured and repackaged as short-term

4

instruments), the predominant shape of the yield curve has changed as well.What used to be a relatively rare occurrence, a theoretical inverted yield curve where short-term rates are higher than long-term rates, has become far more prevalent in the market. It therefore made little sense for the fund to invest in one-year municipal notes. Accordingly, in the fourth quarter of 2006, we began to gradually reduce the fund’s weighted average maturity by substantially increasing its holdings of variable rate demand notes (“VRDNs”) and eliminating its positions in tax-exempt commercial paper.We continued to complement the fund’s floating-rate holdings with relatively light positions in municipal notes and seasoned municipal bonds in an attempt to guard against potential volatility in yields of money market instruments.As a result, by the end of the reporting period, the fund’s weighted average maturity had declined from a longer-than-average position to one that was roughly in line with industry averages.

Fund Remains Positioned for Stable Interest Rates

After its meeting in late June 2007, the Fed commented that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.”These remarks, together with mixed economic and inflation data, suggest to us that the Fed is unlikely to adjust short-term interest rates anytime soon. Instead, we believe that supply-and-demand forces are more likely to influence tax-exempt yield over the foreseeable future.We therefore intend to maintain the fund’s emphasis on VRDNs for the time being.

July 16, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,016.20

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007
Short-Term	Coupon	Maturity	Principal
Investments—95.3%	Rate (%)	Date	Amount ($)	Value ($)

ABN AMRO Munitops Certificates
Trust (Massachusetts Water
Resources Authority) (Insured; FSA
and Liquidity Facility; ABN-AMRO)	3.77	7/7/07	5,845,000 [a]	5,845,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)	3.70	7/7/07	4,240,000 [a]	4,240,000
Boston Industrial Development
Financing Authority, Revenue
(Fenway Community Health
Center Project) (LOC; Fifth
Third Bank)	3.70	7/7/07	6,000,000 [a]	6,000,000
Braintree,
GO Notes, BAN	4.00	11/14/07	4,500,000	4,508,098
Canton Housing Authority,
MFHR, Refunding (Canton
Arboretum Apartments)
(Insured; FNMA)	3.78	7/7/07	6,665,000 [a]	6,665,000
Eclipse Funding Trust,
Revenue (Massachusetts Water
Resources Authority) (Insured;
MBIA and Liquidity Facility;
U.S. Bank)	3.75	7/7/07	6,000,000 [a]	6,000,000
Marblehead,
GO Notes, BAN	4.25	8/17/07	2,226,500	2,228,297
Massachusetts
(Putters Program) (Insured;
AMBAC and Liquidity Facility;
JPMorgan Chase Bank)	3.78	7/7/07	4,000,000 [a]	4,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Citibank NA)	3.74	7/7/07	4,000,000 [a]	4,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.73	7/7/07	2,850,000 [a]	2,850,000
Massachusetts Bay Transportation
Authority, General
Transportation Systems, GO
Notes (Liquidity Facility;
Westdeutsche Landesbank)	3.70	7/7/07	3,500,000 [a]	3,500,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	3.76	7/7/07	4,400,000 [a]	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
Children’s Museum Issue) (LOC;
Royal Bank of Scotland)	3.70	7/7/07	2,235,000 [a]	2,235,000
Massachusetts Development Finance
Agency, Revenue (Brandon
Residential Treatment
Center, Inc. Project)
(LOC; SunTrust Bank)	3.73	7/7/07	1,700,000 [a]	1,700,000
Massachusetts Development Finance
Agency, Revenue (Checon
Corporation Issue) (LOC; Bank
of America)	3.75	7/7/07	3,250,000 [a]	3,250,000
Massachusetts Development Finance
Agency, Revenue (Dexter School
Project) (Insured; MBIA
and Liquidity Facility;
Wachovia Bank)	3.77	7/7/07	1,000,000 [a]	1,000,000
Massachusetts Development Finance
Agency, Revenue (Elderhostel,
Inc. Issue) (LOC; Royal Bank
of Scotland PLC)	3.76	7/7/07	3,165,000 [a]	3,165,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Banknorth, N.A.)	3.75	7/7/07	2,250,000 [a]	2,250,000
Massachusetts Development Finance
Agency, Revenue (Holy Cross
College Issue) (Insured; AMBAC
and Liquidity Facility; Morgan
Stanley Bank)	3.78	7/7/07	1,600,000 [a,b]	1,600,000
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	3.75	7/7/07	6,000,000 [a]	6,000,000
Massachusetts Development Finance
Agency, Revenue (Meadowbrook
School Project) (LOC; Allied
Irish Banks)	3.73	7/7/07	1,370,000 [a]	1,370,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Development Finance
Agency, Revenue (WGBH
Educational Foundation Issue)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.72	7/7/07	2,045,000 [a]	2,045,000
Massachusetts Development Finance
Agency, Revenue (Worcester Academy
Issue) (LOC; Allied Irish Banks)	3.77	7/7/07	3,000,000 [a]	3,000,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Banknorth, N.A.)	3.75	7/7/07	6,500,000 [a]	6,500,000
Massachusetts Health and
Educational Facilities Authority,
Revenue (Amherst College Issue)	3.60	1/10/08	3,000,000	3,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (Insured;
MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	3.85	7/1/07	840,000 [a]	840,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	3.85	7/1/07	2,000,000 [a]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Citizens Bank of Massachusetts)	3.74	7/7/07	300,000 [a]	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children’s
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.90	7/1/07	2,000,000 [a]	2,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Emmanuel
College Issue) (LOC: Allied
Irish Banks and State Street
Bank and Trust Co.)	3.75	7/7/07	4,750,000 [a]	4,750,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	3.72	7/7/07	6,700,000 [a]	6,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	3.69	7/7/07	6,500,000 [a]	6,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	3.75	7/7/07	6,000,000 [a]	6,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.70	7/7/07	4,400,000 [a]	4,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Putters
Program) (Insured; FGIC and
Liquidity Facility; JPMorgan
Chase Bank)	3.78	7/7/07	4,485,000 [a]	4,485,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	3.72	7/7/07	4,675,000 [a]	4,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	3.70	7/7/07	2,300,000 [a]	2,300,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA and
Liquidity Facility; Morgan
Stanley Bank)	3.78	7/7/07	3,500,000 [a,b]	3,500,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Bayerische
Landesbank)	3.75	7/7/07	3,700,000 [a]	3,700,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (Insured; FGIC and
Liquidity Facility; Dexia
Credit Locale)	3.73	7/7/07	2,600,000 [a]	2,600,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.90	7/1/07	1,015,000 [a]	1,015,000
Northborough-Southborough Regional
School District, GO Notes, BAN	4.00	10/25/07	2,500,000	2,503,679
Raynham,
GO Notes, BAN	4.35	8/24/07	1,900,000	1,902,170
University of Massachusetts
Building Authority, Project
and Refunding Revenue
(Insured; AMBAC and Liquidity
Facility; DEPFA Bank PLC)	3.74	7/7/07	3,000,000 [a]	3,000,000

Total Investments (cost $154,522,244)			95.3%	154,522,244

Cash and Receivables (Net)			4.7%	7,539,315

Net Assets			100.0%	162,061,559

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $5,100,000 or 3.1% of net assets.

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	97.6
AAA,AA,A [c]	Aaa,Aa,A [c]	AAA,AA,A [c]	2.4
			100.0

†	Based on total investments.
[c]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007
	Cost	Value

Assets ($):
Investment in securities—See Statement of Investments	154,522,244	154,522,244
Cash		6,822,903
Interest receivable		1,148,375
		162,493,522

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		50,831
Dividend payable		379,549
Interest payable—Note 3		1,477
Payable for shares of Beneficial Interest redeemed		106
		431,963

Net Assets ($)		162,061,559

Composition of Net Assets ($):
Paid-in capital		162,060,509
Accumulated net realized gain (loss) on investments		1,050

Net Assets ($)		162,061,559

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		162,071,594
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS Year Ended June 30, 2007
Investment Income ($):
Interest Income	4,921,074
Expenses:
Management fee—Note 2	610,950
Interest expense—Note 3	7,231
Total Expenses	618,181
Investment Income-Net	4,302,893

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	1,050
Net Increase in Net Assets Resulting from Operations	4,303,943

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2007	2006

Operations ($):
Investment income—net	4,302,893	3,280,762
Net realized gain (loss) on investments	1,050	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,303,943	3,280,762

Dividends to Shareholders from ($):
Investment income—net	(4,302,893)	(3,280,762)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	351,391,108	423,751,536
Dividends reinvested	752,420	605,282
Cost of shares redeemed	(320,369,276)	(425,233,021)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	31,774,252	(876,203)
Total Increase (Decrease) in Net Assets	31,775,302	(876,203)

Net Assets ($):
Beginning of Period	130,286,257	131,162,460
End of Period	162,061,559	130,286,257

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.032	.024	.013	.005	.009
Distributions:
Dividends from investment income—net	(.032)	(.024)	(.013)	(.005)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.21	2.48	1.34	.53	.87

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46	.46	.45	.45	.45
Ratio of net investment income
to average net assets	3.17	2.46	1.33	.53	.87

Net Assets, end of period ($ x 1000)	162,062	130,286	131,162	141,930	162,730

See notes to financial statements.

The Fund 17

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, port-

18

folio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements”(“FAS 157”).FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,Mellon Bank,N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management believes that the application of this standard will not have a material impact on the financial statements of the fund.

At June 30, 2007 the component of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2007 and June 30, 2006, were all tax exempt income.

At June 30, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund

20

accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meetings and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $50,831.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2007 was approximately $123,900 with a related weighted average annualized interest rate of 5.84% .

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York August 6, 2007

The Fund 23

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2007 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, which will be mailed by January 31, 2008.

24

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on January 31 and February 1, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load Massachusetts tax-exempt money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional Massachusetts tax-exempt money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2006, and noted that the fund’s total return performance was the top performer in the Performance Group and above the Performance Universe medians for each of the periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund was the only fund in the Expense Group with a “unitary fee” structure. The Board also noted that the fund’s management fee and expense ratio were at or below the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Funds”). They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee”structure.The Board members considered

26

the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the recent decline in assets, and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2008.

28

BOARD MEMBERS INFORMATION ( U n a u d i t e d )

Joseph S. DiMartino (63)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
  Senior Advisor to Ivory Investment Management, L.P., a registered investment adviser to three private funds.

No. of Portfolios for which Board Member Serves: 165 ———————

James M. Fitzgibbons (72)
Board Member (1983)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 24 ———————

J. Tomlinson Fort (79)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-present)
Other Board Memberships and Affiliations:
• Allegheny College, Emeritus Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 24 ———————

Kenneth A. Himmel (61)
Board Member (1998)

Principal Occupation During Past 5 Years:
• President and CEO, Related Urban Development, a real estate development company
(1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 24

The Fund 29

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (60)
Board Member (1993)

Principal Occupation During Past 5 Years:

  Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)

No. of Portfolios for which Board Member Serves: 24

———————

Roslyn M. Watson (57)
Board Member (1992)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)

Other Board Memberships and Affiliations:

  American Express Centurion Bank, Director
  The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
  National Osteoporosis Foundation,Trustee

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (61)
Board Member (1998)

Principal Occupation During Past 5 Years:

  Principal,The Wiley Group, a firm specializing in strategy and business development (2005-present)
  President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Blue Cross Blue Shield of Massachusetts, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 33

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

30

OFFICERS OF THE FUND ( U n a u d i t e d )

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 83 investment companies (comprised of 165 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 83 investment companies (compromised of 165 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corperation, each of which is an affiliate of the Manager. He is 60 years old and has been employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

The Fund 31

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (84 investment companies, comprised of 181 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 80 investment companies (comprised of 177 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

32

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
20	Financial Highlights
21	Notes to Financial Statements
26	Report of Independent Registered
Public Accounting Firm
27	Important Tax Information
28	Information About the Review and
Approval of the Fund’s Investment
Management Agreement
32	Board Members Information
34	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus BASIC New York Municipal Money Market Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the 12-month period from July 1, 2006, through June 30, 2007.

The U.S. economy produced mixed signals over the first half of 2007, causing investor sentiment to swing from concerns regarding a domestic economic slowdown stemming from slumping housing markets to worries about mounting inflationary pressures in an environment of robust global growth. However, more recent data have provided stronger signals that a “soft landing” is likely for the U.S. economy.The rate of decline in residential construction is becoming less severe, the industrial inventory slowdown is fading and capital goods orders have strengthened.What’s more, a generally rising stock market has helped to offset any negative “wealth effect” from the weak housing market.

Should these trends persist, we expect U.S. economic growth to hover slightly below long-term averages during the second half of 2007. A moderate economic growth rate and gradually receding inflationary pressures may keep the Federal Reserve Board on the sidelines and help to support yields of money market instruments near current levels. As always, your financial advisor can help you position your investments for these and other developments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2006, through June 30, 2007, as provided by Joseph Irace, Portfolio Manager

Market and Fund Performance Overview

Yields of money market instruments remained in a relatively narrow trading range as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged throughout the reporting period in a generally slowing economic environment.

For the 12-month period ended June 30, 2007, Dreyfus BASIC New York Municipal Money Market Fund produced a yield of 3.20% and, taking into account the effects of compounding, an effective yield of 3.25% .1

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from high-quality New York-exempt issuers that we believe are most likely to provide high tax-exempt current income.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York’s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund’s yield.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

Interest Rates Stabilized as U.S. Economic Growth Moderated

In late June 2006, just days before the start of the reporting period, the Fed implemented its sixteenth consecutive increase of short term interest rates in its ongoing attempt to forestall inflationary pressures in a growing U.S. economy. As a result, the overnight federal funds rate rose to 5.25% . Over the summer of 2006, however, weakness in the housing and automotive sectors contributed to a more moderate rate of U.S. economic growth. In addition, inflationary pressures appeared to subside as energy prices retreated from their record highs.

Investors generally responded to these developments with expectations that a slower economy and lower inflation might prompt the Fed to begin reducing short-term interest rates sometime during 2007. The Fed lent credence to this view when it stopped raising interest rates and held them steady throughout the reporting period as it evaluated the impact of its previous rate hikes on the economy and inflation. In its public comments, the Fed repeatedly stated that it believed inflation was likely to moderate along with economic growth. With the Fed on hold, investor sentiment vacillated between expectations of a rate cut due to the economic slowdown and anticipation that stubborn inflation would cause the Fed to remain on the sidelines longer than previously expected.

For both the state and city of New York, tax revenues have continued to increase in an expanding economy, helping to support balanced operating budgets and prices of municipal securities.

Supply-and-Demand Forces Boosted Short-Term Yields

As short-term interest rates stabilized, tax-exempt money market yields traded within a relatively narrow range. However, variable-rate demand notes (“VRDNs”), on which yields are reset daily or weekly, provided

4

higher yields than longer-term instruments at times during the reporting period.This relatively unusual phenomenon, known as an “inverted yield curve,” was primarily the result of supply-and-demand forces.

When the yield curve was inverted, we allocated a large percentage of the fund’s assets to VRDNs, with the remainder invested in municipal notes and seasoned municipal bonds.As yield differences subsequently began to normalize, we reduced the fund’s exposure to VRDNs and increased its holdings of tax-exempt commercial paper with maturities in the three- to five-month range.As a result, the fund’s weighted average maturity increased from a relatively short position to one that was slightly longer than industry averages.

Fund Remains Positioned for an Unchanged Fed Policy

After the Fed’s meeting in June 2007, it continued to assert that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.”These remarks, together with mixed economic and inflation data, suggest to us that the Fed is unlikely either to raise or lower short-term interest rates anytime soon. In addition, we purchased some one-year municipal notes in June, which typically is a heavy month of issuance in New York. We therefore intend to maintain the fund’s slightly longer-than-average duration position until we see evidence that the Fed is ready to adjust monetary policy one way or the other.

July 16, 2007

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC New York Municipal Money Market Fund from January 1, 2007 to June 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 2.25
Ending value (after expenses)	$1,016.30

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2007

Expenses paid per $1,000 †	$ 2.26
Ending value (after expenses)	$1,022.56

† Expenses are equal to the fund’s annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS June 30, 2007
Short-Term	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)

New York—96.7%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	3.76	7/7/07	1,545,000 [a]	1,545,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth, N.A.)	3.75	7/7/07	3,700,000 [a]	3,700,000
Albany Industrial Development
Agency, Civic Facility Revenue
(CHF Holland Suites, L.L.C.
Project) (LOC; TD Banknorth, N.A.)	3.76	7/7/07	6,390,000 [a]	6,390,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	3.75	7/7/07	1,355,000 [a]	1,355,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation—Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key Bank)	3.75	7/7/07	4,245,000 [a]	4,245,000
Amsterdam Enlarged City School
District, GO Notes, BAN	4.00	7/3/08	1,346,000 [b]	1,349,230
Auburn Industrial Development
Authority, IDR (Fat Tire LLC
Project) (LOC; Citizens Bank
of Pennsylvania)	3.87	7/7/07	1,300,000 [a]	1,300,000
Avoca Central School District,
GO Notes, BAN	4.00	6/26/08	2,000,000	2,003,798
Burnt Hills-Ballston Lake Central
School District, GO Notes, TAN	4.50	7/6/07	1,500,000	1,500,128
Chautauqua County,
GO Notes, TAN	4.00	12/21/07	1,170,000	1,172,148
Cincinnatus Central School
District, GO Notes, BAN	4.00	6/18/08	3,100,000	3,107,176

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Clinton County Industrial
Development Agency, Civic
Facility Revenue (Champlain
Valley Physicians Hospital
Medical Center Project)
(Insured; Radian and Liquidity
Facility; Key Bank)	3.76	7/7/07	1,900,000 [a]	1,900,000
Colonie,
GO Notes, BAN	4.00	4/4/08	1,500,000	1,502,761
Colonie,
GO Notes, BAN	4.25	4/4/08	7,000,000	7,023,006
East Syracuse-Minoa Central School
District, GO Notes, BAN	4.65	7/20/07	1,220,000	1,220,487
Glens Falls City School District,
GO Notes, RAN	4.25	6/18/08	1,000,000	1,004,639
Hudson Yards Infrastructure
Corporation, Hudson Yards
Senior Revenue (Insured; FGIC
and Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	3.78	7/7/07	21,800,000 [a,c]	21,800,000
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	3.87	7/7/07	1,095,000 [a]	1,095,000
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank NA)	3.73	7/7/07	3,000,000 [a]	3,000,000
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC
and Liquidity Facility; PB
Finance Inc.)	3.80	7/7/07	6,790,000 [a,c]	6,790,000
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; ABN-AMRO)	3.65	7/10/07	6,500,000	6,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.78	7/7/07	2,500,000 [a]	2,500,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.78	7/7/07	5,345,000 [a]	5,345,000
Nassau County,
GO Notes, TAN	4.25	9/30/07	5,000,000	5,008,821
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	3.77	7/7/07	11,730,000 [a]	11,730,000
New York City,
CP (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.68	7/12/07	4,500,000	4,500,000
New York City,
GO Notes,	5.00	8/1/07	3,000,000	3,003,481
New York City,
GO Notes	5.00	8/1/07	3,835,000	3,839,483
New York City,
GO Notes	5.00	8/1/07	500,000	500,482
New York City,
GO Notes	5.25	8/1/07	400,000	400,518
New York City,
GO Notes	5.63	8/1/07	3,000,000	3,004,903
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish Banks)	3.75	7/7/07	4,000,000 [a]	4,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Birch Wathen
Lenox School Project) (LOC;
Allied Irish Banks)	3.77	7/7/07	5,250,000 [a]	5,250,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish Banks)	3.77	7/7/07	3,400,000 [a]	3,400,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	3.77	7/7/07	1,570,000 [a]	1,570,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key Bank)	3.75	7/7/07	4,300,000 [a]	4,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Sephardic
Community Youth Center, Inc.
Project) (LOC; M&T Bank)	3.78	7/7/07	5,000,000 [a]	5,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	3.77	7/7/07	4,000,000 [a]	4,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish Banks)	3.77	7/7/07	3,105,000 [a]	3,105,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies Inc. Project)
(LOC; Allied Irish Banks)	3.77	7/7/07	3,000,000 [a]	3,000,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express
International Corporation
Project) (LOC; Citibank NA)	3.79	7/7/07	5,000,000 [a]	5,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Insured;
FGIC and Liquidity Facility;
DEPFA Bank PLC)	3.87	7/1/07	2,250,000 [a]	2,250,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility: California State
Teachers Retirement System
and State Street Bank and
Trust Co.)	3.88	7/1/07	8,200,000 [a]	8,200,000
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.78	7/7/07	18,080,000 [a,c]	18,080,000
New York State Dormitory
Authority, Insured LR (State
Judicial Institute at Pace
University) (Insured; AMBAC)	4.75	7/1/07	155,000	155,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital Inc.) (LOC; JPMorgan
Chase Bank)	3.75	7/7/07	10,000,000 [a]	10,000,000
New York State Energy Research and
Development Authority, Revenue
(Consolidated Edison Company
of New York, Inc. Project)
(LOC; Citibank NA)	3.75	7/7/07	5,000,000 [a]	5,000,000
New York State Housing Finance
Agency, Housing Revenue (250
West 93rd Street) (LOC; Bank
of America)	3.76	7/7/07	5,900,000 [a]	5,900,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.75	7/7/07	2,300,000 [a]	2,300,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity
Facility; FHLMC)	3.75	7/7/07	4,600,000 [a]	4,600,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Housing Finance
Agency, Revenue (Worth Street)
(LOC; FNMA)	3.78	7/7/07	9,400,000 [a]	9,400,000
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Liquidity Facility; Morgan
Stanley Bank)	3.78	7/7/07	3,200,000 [a,c]	3,200,000
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	3.75	7/7/07	10,730,000 [a]	10,730,000
Newburgh Industrial Development
Agency, MFHR (Belvedere
Housing Project) (Liquidity
Facility; Merrill Lynch)	3.84	7/7/07	3,080,000 [a,c]	3,080,000
Niagara County Industrial
Development Agency, Civic
Facility Revenue (Niagara
University Project) (Insured;
Radian and Liquidity Facility;
HSBC Bank U.S.A)	3.76	7/7/07	5,000,000 [a]	5,000,000
North Syracuse Central School
District, GO Notes, RAN	4.00	6/19/08	1,200,000	1,202,786
Olean,
GO Notes, RAN	4.50	8/30/07	1,300,000	1,301,449
Ontario County Industrial
Development Agency, Civic
Facility Revenue (Friends of
the Finger Lakes Performing
Arts Center, Inc. Civic
Facility) (LOC; Citizens Bank
of Massachusetts)	3.77	7/7/07	3,395,000 [a]	3,395,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	3.76	7/7/07	1,365,000 [a]	1,365,000

12

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Port Authority of New York and
New Jersey, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.73	9/12/07	2,500,000	2,500,000
Putnam County,
GO Notes, TAN	4.00	11/15/07	2,800,000	2,804,078
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank N.A.)	3.78	7/7/07	8,025,000 [a]	8,025,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank N.A.)	3.77	7/7/07	2,000,000 [a]	2,000,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	3.75	7/7/07	10,910,000 [a]	10,910,000
South Country Central School
District at Brookhaven, GO
Notes, BAN	4.25	1/18/08	1,000,000	1,002,384
Syracuse Industrial Development
Agency, Civic Facility
Revenue, Refunding (Crouse
Health Hospital, Inc. Project)
(LOC; M&T Bank)	3.77	7/7/07	4,000,000 [a]	4,000,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Cortland
College) (LOC; Citizens Bank
of Massachusetts)	3.76	7/7/07	4,150,000 [a]	4,150,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.79	7/7/07	4,610,000 [a,c]	4,610,000

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key Bank)	3.75	7/7/07	3,100,000 [a]	3,100,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank N.A.)	3.76	7/7/07	6,800,000 [a]	6,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch
Capital Services and LOC;
Merrill Lynch)	3.78	7/7/07	8,330,000 [a,c]	8,330,000
U.S. Related—2.0%
Puerto Rico Aqueduct and Sewer
Authority, Revenue (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	3.79	7/7/07	2,000,000 [a,c]	2,000,000
Puerto Rico Industrial Tourist
Educational Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb
Company Project)	3.78	7/7/07	4,400,000 [a]	4,400,000

Total Investments (cost $317,751,758)			98.7%	317,751,758

Cash and Receivables (Net)			1.3%	4,141,171

Net Assets			100.0%	321,892,929

[a] Securities payable on demand.Variable interest rate—subject to periodic change.
[b] Purchased on a delayed delivery basis.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $67,890,000 or 21.1% of net assets.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s or	Standard & Poor’s	Value (%) †

F1+,F1	VMIG1,MIG1,P1	SP1+,SP1,A1+,A1	84.6
AAA,AA,A [d]	Aaa,Aa,A [d]	AAA,AA,A [d]	5.5
Not Rated [e]	Not Rated [e]	Not Rated [e]	9.9
			100.0

†	Based on total investments.
[d]	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES June 30, 2007
	Cost	Value

Assets ($):
Investment in securities—See Statement of Investments	317,751,758	317,751,758
Cash		9,731,967
Interest receivable		1,778,608
		329,262,333

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		86,455
Payable for investment securities purchased		6,361,973
Dividends payable		868,504
Payable for shares of Beneficial Interest redeemed		52,342
Interest payable—Note 3		130
		7,369,404

Net Assets ($)		321,892,929

Composition of Net Assets ($):
Paid-in capital		321,888,428
Accumulated net realized gain (loss) on investments		4,501

Net Assets ($)		321,892,929

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		321,888,438
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Year Ended June 30, 2007
Investment Income ($):
Interest Income	11,301,984
Expenses:
Management fee—Note 2	1,391,052
Interest expense—Note 3	429
Total Expenses	1,391,481
Investment Income—Net	9,910,503

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	4,501
Net Increase in Net Assets Resulting from Operations	9,915,004

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2007	2006

Operations ($):
Investment income—net	9,910,503	6,950,020
Net realized gain (loss) on investments	4,501	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,915,004	6,950,020

Dividends to Shareholders from ($):
Investment income—net	(9,910,503)	(6,950,020)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	294,839,753	197,373,427
Dividends reinvested	8,588,102	6,258,560
Cost of shares redeemed	(268,532,909)	(224,960,449)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	34,894,946	(21,328,462)
Total Increase (Decrease) in Net Assets	34,899,447	(21,328,462)

Net Assets ($):
Beginning of Period	286,993,482	308,321,944
End of Period	321,892,929	286,993,482

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended June 30,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.032	.025	.013	.005	.009
Distributions:
Dividends from investment income—net	(.032)	(.025)	(.013)	(.005)	(.009)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.25	2.52	1.34	.52	.86

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	3.21	2.49	1.33	.52	.86

Net Assets, end of period ($ x 1000)	321,893	286,993	308,322	302,652	340,089

See notes to financial statements.

20

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). During the reporting period, Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, served as the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor became known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (continued)

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a

22

more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management believes that the application of this standard will not have a material impact on the financial statements of the fund.

At June 30, 2007, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the periods ended June 30, 2007 and June 30, 2006, were all tax exempt income.

At June 30,2007,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 23

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $45,000 per year, plus $6,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (collectively, the “Dreyfus/Laurel Funds”) attended, $2,000 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $1,500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). With respect to compensation committee meetings, the Chair of the compensation committee receives $900 per meetings and, with respect to audit committee meetings, the Chair of the audit committee receives $1,350 per meeting. In the event that there is an in-person joint committee or a joint telephone meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the

24

$2,000 or $1,500 fee, as applicable, will be allocated between the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $86,455.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2007, was approximately $7,300 with a related weighted average annualized interest rate of 5.84% .

The Fund 25

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders of The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund (the “Fund”) of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York August 6, 2007

26

IMPORTANT TAX INFORMATION ( U n a u d i t e d )

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2007 as “exempt-interest dividends” (not subject to regular federal and, for individuals who are New York residents, New York State and New York City personal income taxes). As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2007 calendar year on Form 1099-INT, which will be mailed by January 31, 2008.

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on January 31 and February 1, 2007, the Board considered the re-approval for an annual period of the fund’s Investment Management Agreement (“Management Agreement”), pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.The Board also discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the distribution channels for the fund as well as the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

28

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and placed significant emphasis on comparisons to a group of retail, no-load New York tax-exempt money market funds (the “Performance Group”) and to a larger universe of funds, consisting of all retail and institutional New York tax-exempt money market funds (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment company data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe, as well as the Expense Group and Expense Universe (discussed below). The Board members discussed the results of the comparisons for various periods ended November 30, 2006, and noted that the fund’s total return performance was the top performer in the Performance Group and above the Performance Universe medians for each of the periods.

The Board members also discussed the fund’s management fee and expense ratio and reviewed the range of management fees and expense ratios of a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The Board noted that the fund was the only fund in the Expense Group with a “unitary fee” structure. The Board also noted that the fund’s management fee was above the Expense Group and Expense Universe medians and the expense ratio was below the Expense Group and Expense Universe medians.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies, and included in the same Lipper category as the fund (the “Similar Funds”). They also noted that there were no other accounts managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund.The Board analyzed differences

The Fund 29

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (continued)

in fees paid to the Manager and discussed the relationship of the fees paid in light of the Manager’s performance and the services provided, noting the fund’s “unitary fee”structure.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s management fee.The Board acknowledged that differences in fees paid by the Similar Funds seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board previously had been provided with information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It also was noted that

30

the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided by the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the fund’s performance.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of the services provided, comparative perfor- mance, expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders and that the Management Agreement would be renewed through April 4, 2008.

The Fund 31

BOARD MEMBERS INFORMATION ( U n a u d i t e d )

Joseph S. DiMartino (63)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
  Senior Advisor to Ivory Investment Management, L.P., a registered investment adviser to three private funds.

No. of Portfolios for which Board Member Serves: 165 ———————

James M. Fitzgibbons (72)
Board Member (1983)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
Other Board Memberships and Affiliations:
• Bill Barrett Company, an oil and gas exploration company, Director

No. of Portfolios for which Board Member Serves: 24 ———————

J. Tomlinson Fort (79)
Board Member (1994)

Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-present)
Other Board Memberships and Affiliations:
• Allegheny College, Emeritus Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow

No. of Portfolios for which Board Member Serves: 24 ———————

Kenneth A. Himmel (61)
Board Member (1998)

Principal Occupation During Past 5 Years:
• President and CEO, Related Urban Development, a real estate development company
(1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 24

32

Stephen J. Lockwood (60)
Board Member (1993)

Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)

No. of Portfolios for which Board Member Serves: 24

———————

Roslyn M. Watson (57)
Board Member (1992)

Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee

No. of Portfolios for which Board Member Serves: 24

———————

Benaree Pratt Wiley (61)
Board Member (1998)

Principal Occupation During Past 5 Years:
• Principal,The Wiley Group, a firm specializing in strategy and business development
(2005-present)
• President and CEO,The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-2005)

Other Board Memberships and Affiliations:

  Boston College,Trustee
  Blue Cross Blue Shield of Massachusetts, Director
  Commonwealth Institute, Director
  Efficacy Institute, Director
  PepsiCo African-American, Advisory Board
  The Boston Foundation, Director
  Harvard Business School Alumni Board, Director

No. of Portfolios for which Board Member Serves: 33

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Francis P. Brennan, Emeritus Board Member

The Fund 33

OFFICERS OF THE FUND ( U n a u d i t e d )

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 83 investment companies (comprised of 165 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 83 investment companies (compromised of 165 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corperation, each of which is an affiliate of the Manager. He is 60 years old and has been employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

34

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 84 investment companies (comprised of 181 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (84 investment companies, comprised of 181 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 80 investment companies (comprised of 177 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

The Fund 35

NOTES

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2007, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 MBSC Securities Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $72,480 in 2006 and $74,550 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,000 in 2006 and $6,150 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $6,075 in 2006 and $6,270 in 2007. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,582,000 in 2006 and $3,669,000 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York,

New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 27, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 27, 2007

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)